Stock-Based Compensation - Narrative (Details) $ / shares in Units, $ in Thousands					12 Months Ended
		Dec. 04, 2020 $ / shares shares	Jun. 01, 2020 $ / shares shares	May 29, 2020 USD ($) shares $ / shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) shares	Jan. 19, 2020 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vested (in shares)		30,000.00
Vesting of restricted stock | $	[1]				$ 1,802
Payments for vesting of phantom shares, number of shares per share granted				1
Payments for vesting of phantom shares | $				$ 1,800
Restricted stock units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vested (in shares)					179,085
Vested (in dollars per share) | $ / shares					$ 11.05
Granted (in shares)		30,000.00			517,234
Phantom shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vested (in shares)				1,237,500
Granted (in shares)					157,500	315,000
Stock based compensation expense | $					$ 200	$ 700
Performance and Incentive Pay Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of issued and outstanding shares of common stock				5.00%
Number of shares available for grant				2,508,002	1,819,814		2,508,002
Performance and Incentive Pay Plan | Restricted stock units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vested (in shares)			100,000	100,000		0
Vested (in dollars per share) | $ / shares		$ 7.43	$ 11.50	$ 12.65
Aggregate intrinsic value, vested | $					$ 2,000
Stock based compensation expense | $					2,400	$ 1,200
Stock based compensation expense, tax benefit | $					400	$ 300
Unrecognized compensation cost | $					$ 2,900
Unrecognized compensation cost, period for recognition					2 years 2 months 12 days
Performance and Incentive Pay Plan | Restricted stock units | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period					2 years
Performance and Incentive Pay Plan | Restricted stock units | Minimum | Nonemployee
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period					2 years
Performance and Incentive Pay Plan | Restricted stock units | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period					3 years
Performance and Incentive Pay Plan | Restricted stock units | Maximum | Nonemployee
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period					3 years
Performance and Incentive Pay Plan | Performance shares | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period					2 years
Performance and Incentive Pay Plan | Performance shares | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period					3 years

[1]	As of December 31, 2020 there were 21,256 unissued shares underlying restricted stock units that had vested.